Acquisitions (Details Narrative) (10-K) - USD ($)			1 Months Ended		6 Months Ended	12 Months Ended
	Sep. 28, 2016	Jul. 18, 2016	Nov. 30, 2017	Oct. 31, 2016	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2017	Aug. 03, 2016	Jul. 05, 2016	May 12, 2016	Apr. 02, 2016	Nov. 04, 2015
Debt converted into shares				94,735
common stock conversion price per share				$ 1.055
Number of shares issued during period, shares							$ 218,904
Everest Display, Inc [Member]
Accrued accounts payable					$ 4,871,000	$ 4,325,000
Everest Display, Inc [Member] | Share Purchase Agreement [Member]
Accrued accounts payable	$ 57,500,000
Amount owed to settle accounts payable	1,500,000
Everest Display, Inc [Member] | Share Purchase Agreement [Member] | Subsidiaries [Member]
Payments for acquisition	250,000
Everest Display, Inc [Member] | Share Purchase Agreement [Member] | Subsidiaries [Member] | After the Initial Payment [Member]
Payments for acquisition	$ 1,000,000
Class A Common Stock [Member]
Stock issued during period, acquisition
Number of shares issued during period, shares							$ 5
Number of preferred stock shares issued							51,879
Series B Preferred Stock [Member]
Stock issued during period, acquisition					1,000,000	1,000,000
Number of shares issued during period, shares
Number of preferred stock shares issued
Series C Preferred Stock [Member]
Stock issued during period, acquisition					270,000	270,000	270,000
Number of shares issued during period, shares
Number of preferred stock shares issued
Series C Preferred Stock [Member] | Everest Display, Inc [Member] | Share Purchase Agreement [Member]
Stock issued during period, acquisition		270,000
Preferred stock, liquidation preference per share		$ 20.00
Number of shares issued during period, shares						$ 39,700,000
Number of preferred stock shares issued						270,000
Ownership percentage						22.22%
Series C Preferred Stock [Member] | Class A Common Stock [Member]
Stock issued during period, acquisition			2,055,873
Number of shares converted			270,000
Series C Preferred Stock [Member] | Class A Common Stock [Member] | Everest Display, Inc [Member]
Number of shares converted						2,055,873
Preferred stock converted into fully diluted common stock, percent						22.22%
Class A Common Stock [Member] | Share Purchase Agreement [Member]
Accrued accounts payable								$ 1,500,000
Class A Common Stock [Member] | Everest Display, Inc [Member] | Share Purchase Agreement [Member]
Debt converted into shares	327,027					238,095
common stock conversion price per share	$ 6.30
Unsecured Convertible Promissory Note [Member] | Marlborough Note [Member]
Business acquisition, transaction costs						$ 2,000,000
Skyview Note [Member]
Senior secured note face amount						$ 3,425,000			$ 4,010,508	$ 3,660,508
Debt interest rate												6.00%
Non-negotiable Convertible Promissory Note [Member] | Everest Display, Inc [Member] | Share Purchase Agreement [Member]
Settlement of unpaid balance of the account payable	$ 2,000,000
Debt interest rate	4.00%
Mimio from Mim Holdings [Member]
Membership interests acquisition percentage												100.00%
Mim Holdings [Member]
Membership interests acquisition percentage													100.00%
Genesis [Member]
Membership interests acquisition percentage											100.00%
Genesis [Member] | Common Stock [Member]
Number of shares converted						370,040
Preferred stock converted into fully diluted common stock, percent						4.00%
Genesis [Member] | Series B Preferred Stock [Member]
Stock issued during period, acquisition						1,000,000
Genesis [Member] | Non-voting Convertible Series A Preferred Stock [Member]
Stock issued during period, acquisition						250,000
Genesis [Member] | Non-voting Convertible Series A Preferred Stock [Member] | Vert Capital [Member]
Stock issued during period, acquisition						250,000
Boxlight Group [Member]
Business acquisition, transaction costs		$ 761,622
Boxlight Group [Member] | Share Purchase Agreement [Member]
Membership interests acquisition percentage		100.00%
Hitachi Capital America Corp [Member] | Share Purchase Agreement [Member]
Payments for acquisition	$ 1,000,000
Boxlight Corporation [Member] | Everest Display, Inc [Member] | Share Purchase Agreement [Member]
Payments for acquisition	$ 5,750,000